Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 766,859	$ 478,983
Accounts receivable, net	289,941	2,771,443
Income taxes receivable	747,939	257,304
Prepayments	1,483,413	1,660,662
Other current assets	876,750	176,044
Total current assets	4,164,902	5,344,436
Non-current assets:
Property, plant and equipment, net	302,498	444,967
Intangible assets, net	6,927,948	6,730,155
Other non-current assets	263,228	134,475
Total non-current assets	7,493,674	7,309,597
Total Assets	11,658,576	12,654,033
Current liabilities:
Shareholder loans payable	12,355,559	8,123,835
Accounts payable	6,915,560	2,364,291
Accrued expenses	5,781,513	2,232,670
Short-term borrowings	3,769,754	3,765,234
Convertible notes, net of discount	2,243,863
Vouchers payable	452,568	2,897,175
Other current liabilities	758,281	233,441
Total current Liabilities	32,277,098	19,616,646
Total non-current liabilities
Total Liabilities	32,277,098	19,616,646
Commitments and Contingencies
Stockholders’ deficit:
Common stock	165,397	137,820
Additional paid-in capital	188,507,393	183,489,676
Accumulated deficit	(213,159,831)	(194,657,170)
Accumulated other comprehensive income	3,868,519	4,067,061
Total stockholders’ deficit	(20,618,522)	(6,962,613)
Total liabilities and stockholders’ deficit	$ 11,658,576	$ 12,654,033